Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Payables	₩ 57,907
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receivables	1,625	₩ 2,078
Trade receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Receivables	608	674
Trade receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables	583	627
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receivables	434	777
Loans and receivables [member]
Disclosure of transactions between related parties [line items]
Receivables	37,941	44,570
Loans and receivables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Receivables	23,100	30,910
Loans and receivables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables	13,664	12,435
Loans and receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receivables	1,177	1,225
Trade payables [member]
Disclosure of transactions between related parties [line items]
Payables		4
Trade payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables		4
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	1,268	1,412
Other payables [member] | K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Payables	57,907
Other payables [member] | K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Payables	557	296
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	₩ 711	₩ 1,116